Statements Of Changes In Convertible Preferred Stock And Stockholders' Deficit (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Series B Preferred Stock [Member]
Stock Issuance Cost Net			$ 1.4
Series C Preferred Stock [Member]
Stock Issuance Cost Net	$ 0.7	$ 0.7